ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL ACCEPTED AS SECURITY FOR ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Assets Pledged As Security [Abstract]
Financial Assets Charged as Security Under On-Balance Sheet and Off-Balance	The financial assets below are analysed between those assets accounted for on-balance sheet and off-balance sheet.

	Group
	2025	2024
	£m	£m
On-balance sheet:
Cash and balances at central banks	1,440	1,580
Loans and advances to banks	238	139
Loans and advances to customers - securitisations and covered bonds (See Note 14)	36,466	32,721
Loans and advances to customers - other	6,512	14,846
Other financial assets at amortised cost	1,282	1,529
Financial assets at fair value through other comprehensive income	2,900	4,504
Total on-balance sheet	48,838	55,319
Total off-balance sheet	9,653	9,564

Schedule of Collateral Held as Security For Assets	The collateral held as security for assets, analysed between those liabilities accounted for on balance sheet and off-balance sheet, was:

	Group
	2025	2024
	£m	£m
On-balance sheet:
Deposits by banks	442	682
Deposits by customers	117	—
Total on-balance sheet	559	682
Total off-balance sheet	17,708	14,392